Preferred and Common Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Preferred and Common Stock

NOTE 17: PREFERRED AND COMMON STOCK

Reverse Stock Split

On December 21, 2018, the Company’s common stockholders approved a one-for-ten reverse stock split of the Company’s outstanding shares of common stock (the “Reverse Stock Split”). The Reverse Stock Split was effective since January 3, 2019 and the common stock commenced trading on that date on a split-adjusted basis. As a result of the Reverse Stock Split, every ten shares of issued and outstanding common stock were combined into one issued and outstanding share of common stock, without any change in authorized shares or the par value per share. All issued and outstanding shares of common stock, redemption and conversion terms of preferred stock, options to purchase common stock and per share amounts contained in the consolidated financial statements have been retroactively adjusted to reflect the Reverse Stock Split for all periods presented. The retroactive application of the Reverse Stock Split reduced the number of shares of common stock outstanding from 128,434,137 shares to 12,843,414 shares as of December 31, 2018 and from 120,386,472 shares to 12,038,647 shares as of December 31, 2017. The par value of the common stock remained at $0.0001 per share.

Vested, Surrendered and Forfeited

During 2021, 825 restricted stock units, issued to the Company’s employees in 2017 vested.

During 2020, 825 and 84,336 restricted stock units, issued to the Company’s employees in 2017 and 2016 vested.

During 2019, 825 and 334 restricted stock units, issued to the Company’s employees in 2017 and 2016 vested.

During the years ended December 31, 2021, 2020 and 2019, 894, 1,345 and 3,379 restricted shares of common stock, respectively, were forfeited upon termination of employment.

Conversion of Preferred Stock

During the year ended December 31, 2021, there were no conversions of preferred stock.

During the year ended December 31, 2020, 210 shares of convertible preferred stock were converted into 22,712 shares of common stock including 1,712 shares of common stock being unpaid dividend. Following the conversion of 210 shares, the Company cancelled the undeclared preferred dividend of the converted shares of $171. The cancelled undeclared dividend was converted to 1,712 shares of common stock with a fair value of $6 at the date of issuance (See also Note 20 “Earnings/(Loss) per Common Share” to the consolidated financial statements).

During the year ended December 31, 2019, 3,289 shares of convertible preferred stock were converted into 352,770 shares of common stock including 23,870 shares of common stock being unpaid dividend. The shares of convertible preferred stock were converted pursuant to their original terms, which provided that ten years after the issuance date the then-outstanding shares of preferred stock would automatically convert into a number of fully paid and non-assessable shares of common stock determined by dividing the amount of the liquidation preference ($10,000 per share) by a conversion price equal to $10.00 per share of common stock. Following the conversion of 1,980 shares, the Company cancelled the undeclared preferred dividend of the converted shares of $1,471. The cancelled undeclared dividend was converted to 14,711 shares of common stock with a fair value of $75 at the date of issuance (See also Note 20 “Earnings/(Loss) per Common Share” to the consolidated financial statements). Following the conversion of 1,309 shares, the Company cancelled the undeclared preferred dividend of the converted shares of $916. The cancelled undeclared dividend was converted to 9,159 shares of common stock with a fair value of $41 at the date of issuance (See also Note 20 “Earnings/(Loss) per Common Share” to the consolidated financial statements).

Issuance of Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.

Series G and Series H American Depositary Shares Exchange Offer

On December 21, 2018, Navios Holdings announced that it commenced an offer to exchange cash and/or newly issued 2024 Notes for approximately 66 2/3% of each of the outstanding Series G Depositary Shares and Series H Depositary Shares.

As of March 21, 2019, a total of 10,930 Series H were validly tendered representing a net aggregate nominal value of approximately $26,297. Navios Holdings paid $997 for tender offer expenses, approximately $4,188 as cash consideration and a total of approximately $4,747 in aggregate principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $16,365 was recorded in accumulated deficit. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series H of $7,678.

As of April 18, 2019, a total of 8,841 Series G were validly tendered representing a net aggregate nominal value of approximately $21,271. Navios Holdings paid $620 for tender offer expenses, approximately $4,423 cash consideration and issued a total of approximately $3,879 principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $12,568 was recorded in accumulated deficit. Following the completion of the offer, the company cancelled the undeclared preferred dividend of series G of $6,798.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H.

On July 15, 2017, the Company reached six quarterly dividend payments in arrears relating to its Series G and Series H and as a result the respective dividend rate increased by 0.25%.

Total undeclared preferred dividends as of December 31, 2021 and 2020 were $30,348 and $25,222 (net of cancelled dividends).

Issuances to Employees, Officers and Directors

On December 15, 2021, pursuant to the stock plan approved by the Board of the Directors, 40,000 restricted shares of common stock were granted to Navios Holdings officers and directors and issued on January 15, 2022.

On December 21, 2020, pursuant to the stock plan approved by the Board of the Directors, 16,000 restricted shares of common stock were granted to Navios Holdings officers and directors and issued on January 19, 2021.

On December 18, 2019, pursuant to the stock plan approved by the Board of Directors, 16,000 restricted shares of common stock was granted to Navios Holdings officers and directors and issued on December 18, 2019.

On February 1, 2019, pursuant to the stock plan approved by the Board of Directors, 151,515 restricted shares of common stock was granted to Navios Holdings employees, officers and directors.

During the years ended December 31, 2021 and 2020, no stock option was granted to Navios Holdings’ employees, officers and directors.

Dividends from Navios Logistics—Acquisition of noncontrolling interest

On July 30, 2021, Navios Logistics declared and paid a pro rata dividend to the holders of its common equity in shares of Grimaud. All transactions were eliminated on consolidated level as of that date. Immediately thereafter, Grimaud agreed to redeem the equity interests held by its non-controlling shareholder in full at fair market value, which was payable through $16,000 in cash and the assignment of a $20,000 promissory note from Navios Logistics. As a result of the transaction, Grimaud is a wholly owned subsidiary of Navios Holdings. As of December 31, 2021, a total amount of $21,000 was redeemed to the non-controlling shareholder and $15,000 remains due under the promissory note to Peers Business Inc. following the assignment of the $20,000 promissory note. Upon this transaction the Company derecognized its non-controlling interest in Grimaud with carrying value of $27,243 and recognized $8,757 of additional paid in capital.

On July 10, 2020, Navios Logistics declared and paid a $6,381 dividend in cash or in Navios Holdings shares of common stock, from which Navios Holdings received 2,414,263 shares and the amount of $2,308 was paid to Navios Logistics’ noncontrolling shareholders.

On February 21, 2020, Navios Logistics’ board of directors declared and paid a $27,500 dividend, out of which the amount of $17,552 was paid to Navios Holdings and the amount of $9,948 to Navios Logistics’ noncontrolling shareholders.

Sale of Navios Holdings shares of common stock

On July 13, 2021, the Company issued 9,301,542 shares of common stock in order to repay in full the Grimaud Loan. Please refer also to Note 16. As of December 2021, the Grimaud sold all 9,301,542 shares of common stock of Navios Holdings and generated net proceeds of $44,437, including costs of $176, part of which was used to fund the Second, Third and Fourth Redemption.

Acquisition of Treasury Stock

In November 2015, the Board of Directors approved a share repurchase program for up to $25,000 of the Navios Holdings’ common stock. Share repurchases were made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act. Repurchases were subject to restrictions under the terms of the Company’s credit facilities and indenture. The program did not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in the Company’s discretion and without notice. In particular, Navios Holdings, pursuant to the terms of its Series G and Series H, may not redeem, repurchase or otherwise acquire its common stock or preferred shares, including the Series G and Series H (other than through an offer made to all holders of Series G and Series H) unless full cumulative dividends on Series G and Series H, when payable, have been paid. As of December 31, 2016, 94,858 shares, were repurchased under this program, for a total consideration of $818. In total, up until February 2016, 114,791 shares were repurchased under this program, for a total consideration of $1,070. Since that time, this program has been suspended by the Company.

Navios Holdings had outstanding as of December 31, 2021, 25,198,620 shares, from which 2,414,263 shares are held by Navios Corporation, a subsidiary of Navios Holdings, and are considered as treasury shares. As of December 31, 2020, 15,881,147 shares, from which 2,414,263 shares are held by Navios Corporation, a subsidiary of Navios Holdings, and are considered as treasury shares. Preferred stock was 23,032 (5,350 Series G shares and 17,682 Series H shares) and 23,242 (5,350 Series G shares, 17,682 Series H shares and 210 shares of convertible preferred stock) as of December 31, 2021 and 2020, respectively.